UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention:  Manish Chopra

13F File Number:  028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475

Signature, Place and Date of Signing:

   /s/ Manish Chopra            New York, New York             April 30, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:  $104,841
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name

      (1) 028-12144                         Tiger Veda Global, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2007
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT PRN CALL   DISCRETION      MANAGERS  SOLE  SHARED   NONE
----------------------------  --------------  ---------  --------  ------- --- ----   --------------  --------  ----  -------  ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105  15,696    328,440 SH         SHARED-DEFINED   (1)            328,440
AMERICAN EXPRESS CO           COM             025816109   6,518    115,575 SH         SHARED-DEFINED   (1)            115,575
AMERICAN TOWER CORP           CL A            029912201   2,553     65,550 SH         SHARED-DEFINED   (1)             65,550
AMERICAN TOWER CORP           CL A            029912201   1,092        733 SH  CALL   SHARED-DEFINED   (1)                733
ARCELOR MITTAL                NY REG SH CL A  03937E101  10,284    194,442 SH         SHARED-DEFINED   (1)            194,442
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   9,598    223,215 SH         SHARED-DEFINED   (1)            223,215
GRACE W R & CO DEL NEW        COM             38388F108   6,636    251,160 SH         SHARED-DEFINED   (1)            251,160
KAISER ALUMINUM CORP          COM PAR $0.01   483007704  10,414    133,515 SH         SHARED-DEFINED   (1)            133,515
M & F WORLDWIDE CORP          COM             552541104   5,585    117,300 SH         SHARED-DEFINED   (1)            117,300
NII HLDGS INC                 CL B NEW        62913F201   8,548    115,230 SH         SHARED-DEFINED   (1)            115,230
PILGRIMS PRIDE CORP           COM             721467108   6,573    198,030 SH         SHARED-DEFINED   (1)            198,030
QUALCOMM INC                  COM             747525103   8,124    190,440 SH         SHARED-DEFINED   (1)            190,440
RESEARCH IN MOTION LTD        COM             760975102   7,205     52,785 SH         SHARED-DEFINED   (1)             52,785
SBA COMMUNICATIONS CORP       COM             78388J106   6,015    203,550 SH         SHARED-DEFINED   (1)            203,550

SK 25158 0001 767514